Non-current and current financial investments - Current financial investments (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	€ 3,053,334	$ 686,600,000	€ 3,517,698
Money market funds. [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	1,484,599		1,316,805
Treasury bills [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	255,078		742,025
Term Depsits [member]
Disclosure of detailed information about financial instruments [line items]
Total current financial investments	€ 1,313,657		€ 1,458,868